Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Transactions in the course of payment [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 681,792	$ 210,479
Transactions in the course of payment [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	681,792	210,479
Transactions in the course of payment [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Transactions in the course of payment [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Transactions in the course of payment [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Transactions in the course of payment [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Transactions in the course of payment [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Full delivery derivative transactions [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	6,981,236	7,882,077
Full delivery derivative transactions [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	743,686	434,113
Full delivery derivative transactions [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	780,406	469,349
Full delivery derivative transactions [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,375,700	2,603,467
Full delivery derivative transactions [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,581,587	1,645,489
Full delivery derivative transactions [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	756,582	968,078
Full delivery derivative transactions [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,743,275	1,761,581
Current accounts and other demand deposits [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	13,383,232	18,542,791
Current accounts and other demand deposits [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	13,383,232	18,542,791
Current accounts and other demand deposits [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Current accounts and other demand deposits [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Current accounts and other demand deposits [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Current accounts and other demand deposits [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Current accounts and other demand deposits [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Savings accounts and time deposits [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	14,279,065	9,187,290
Savings accounts and time deposits [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	9,774,591	7,103,640
Savings accounts and time deposits [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,013,166	1,774,627
Savings accounts and time deposits [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,362,905	240,912
Savings accounts and time deposits [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	121,808	66,492
Savings accounts and time deposits [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	5,940	1,619
Savings accounts and time deposits [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	655
Reverse repurchase agreements and securities lending [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	219,095	88,485
Reverse repurchase agreements and securities lending [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	219,043	88,433
Reverse repurchase agreements and securities lending [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	52
Reverse repurchase agreements and securities lending [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities		52
Reverse repurchase agreements and securities lending [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Reverse repurchase agreements and securities lending [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Reverse repurchase agreements and securities lending [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Borrowings from financial institutions [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	5,385,906	4,861,303
Borrowings from financial institutions [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	158,173	67,813
Borrowings from financial institutions [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	83,612	1,259,167
Borrowings from financial institutions [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	795,721	18,344
Borrowings from financial institutions [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,348,400	3,515,979
Borrowings from financial institutions [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Borrowings from financial institutions [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Debt financial instruments issued [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	10,495,015	10,773,177
Debt financial instruments issued [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	13,442	17,154
Debt financial instruments issued [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	170,745	369,988
Debt financial instruments issued [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,349,567	1,083,540
Debt financial instruments issued [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,286,711	2,358,966
Debt financial instruments issued [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,555,020	2,104,219
Debt financial instruments issued [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,119,530	4,839,310
Other Financial Obligation [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	343,702	273,810
Other Financial Obligation [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	343,526	273,394
Other Financial Obligation [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	21	50
Other Financial Obligation [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	110	183
Other Financial Obligation [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	45	183
Other Financial Obligation [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Other Financial Obligation [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,365,991
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,869
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	48,017
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	94,649
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	84,952
Financial instruments of regulatory capital issued (subordinated bonds) [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,135,504
Total (excluding non-delivery derivative transactions) [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	53,135,034	51,819,412
Total (excluding non-delivery derivative transactions) [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	25,320,354	26,737,817
Total (excluding non-delivery derivative transactions) [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,048,002	3,873,181
Total (excluding non-delivery derivative transactions) [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,932,020	3,946,498
Total (excluding non-delivery derivative transactions) [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	8,433,200	7,587,109
Total (excluding non-delivery derivative transactions) [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,402,494	3,073,916
Total (excluding non-delivery derivative transactions) [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	6,998,964	6,600,891
Non - delivery derivative transactions [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	7,161,285	7,305,771
Non - delivery derivative transactions [Member] | Up to 1 month [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	686,308	271,193
Non - delivery derivative transactions [Member] | 1 to 3 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	751,720	586,231
Non - delivery derivative transactions [Member] | Between 3 and 12 months [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,595,212	2,602,915
Non - delivery derivative transactions [Member] | Between 1 and 3 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,283,629	1,030,628
Non - delivery derivative transactions [Member] | 3 to 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	683,109	669,796
Non - delivery derivative transactions [Member] | Over 5 years [Member]
Risk Management and Report (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 2,161,307	$ 2,145,008